Property, Plant and Equipment - Disclosure of Gold Resource Value Assumptions (Details) - $ / oz	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
South Africa
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Measured	25.00	32.69	40.86
Indicated	8.00	18.68	23.35
Inferred	2.80	4.67	5.84
Hidden Valley
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Indicated	5.84	5.84	5.84
Inferred	5.84	5.84	5.84